Property, plant and equipment (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	3,726,420	3,043,933
Accumulated depreciation	447,998	335,229
Net book value	3,278,422	2,708,704
Land
Property, Plant and Equipment [Line Items]
Cost	19,347	8,266
Accumulated depreciation	0	0
Net book value	19,347	8,266
Equipment
Property, Plant and Equipment [Line Items]
Cost	119,367	78,881
Accumulated depreciation	29,526	29,100
Net book value	89,841	49,781
Generation | Renewable Energy
Property, Plant and Equipment [Line Items]
Cost	1,697,020	1,438,229
Accumulated depreciation	217,615	166,175
Net book value	1,479,405	1,272,054
Generation | Thermal
Property, Plant and Equipment [Line Items]
Cost	130,227	116,975
Accumulated depreciation	53,131	43,596
Net book value	77,096	73,379
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	82,840	54,432
Accumulated depreciation	0	0
Net book value	82,840	54,432
Distribution | Water & wastewater
Property, Plant and Equipment [Line Items]
Cost	358,520	303,410
Accumulated depreciation	78,290	63,807
Net book value	280,230	239,603
Distribution | Electricity
Property, Plant and Equipment [Line Items]
Cost	347,633	277,679
Accumulated depreciation	23,659	16,782
Net book value	323,974	260,897
Distribution | Gas
Property, Plant and Equipment [Line Items]
Cost	849,136	682,445
Accumulated depreciation	45,777	15,769
Net book value	803,359	666,676
Distribution | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	122,330	83,616
Accumulated depreciation	0	0
Net book value	122,330	83,616